Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 778	$ 935	$ 16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)
Net cash provided by operating activities	982	783	1,027
Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	3,007	2,828	2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)
Net cash used in investing activities	(7,638)	(4,859)	(3,331)
Cash flows from financing activities
Net change in short-term debt	(100)	(260)	382
Repayments of long-term debt		(2)
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)
Net cash provided by financing activities	6,681	4,066	2,320
Net increase (decrease) in cash and cash equivalents	25	(10)	16
Cash and cash equivalents at beginning of year	67	77	61
Cash and cash equivalents at end of year	$ 92	$ 67	$ 77